Consolidated Statements Of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income	$ 1,670,115	¥ 11,595,613	¥ 32,432,246	¥ 12,253,234
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	497,108	3,451,422	2,886,254	2,223,907
Gain on disposal of fixed assets	(12,047)	(83,641)	(24,233)	(24,395)
Amortization of intangible assets and licensed copyrights	702,310	4,876,135	2,974,658	1,748,387
Deferred income tax, net	(1,953)	(13,561)	2,260,739	(693,448)
Share-based compensation	253,491	1,759,988	1,387,118	962,740
Provision for doubtful accounts	38,681	268,564	246,878	77,472
Investment income	(715,974)	(4,971,008)	(2,709,222)	(1,932,046)
Net gain from step-acquisition and settlement of pre-existing relationship	0	0	0	(75,229)
Assets impairment	60,694	421,395	116,978	95,049
Loss (income) from equity method investments	147,735	1,025,727	(3,867)	19,943
Gain on disposal of subsidiaries	(179,550)	(1,246,617)	(24,435,554)	0
Other non-cash expenses (income)	(66,739)	(463,372)	52,959	32,435
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Restricted cash	(31,906)	(221,524)	(1,555,178)	(51,077)
Accounts receivable	(34,308)	(238,198)	(868,564)	(1,462,086)
Other assets	34,006	236,106	(1,736,825)	(1,628,737)
Amounts due from related parties	229,517	1,593,537	(795,977)	370,970
Customer advances and deposits	93,107	646,444	1,468,595	1,313,806
Accounts payable and accrued liabilities	534,509	3,711,093	7,179,338	5,028,890
Deferred revenue	31,800	220,788	210,763	(61,790)
Deferred income	2,400	16,664	19,099	104,391
Amounts due to related parties	(47,135)	(327,258)	664,917	(365,241)
Net cash generated from operating activities	3,205,861	22,258,297	19,771,122	17,937,175
Cash flows from investing activities:
Acquisition of fixed assets	(603,368)	(4,189,187)	(5,229,616)	(4,827,163)
Acquisition of computer parts	(3,730)	(25,894)	(20,634)	(4,302)
Proceeds from disposal of fixed assets	7,948	55,180	33,271	20,422
Acquisition of businesses, net of cash acquired (Note 3)	0	0	(332,679)	(328,891)
Disposal of subsidiaries and business	39,567	274,715	(3,541,228)	0
Acquisition of intangible assets	(906,593)	(6,294,473)	(2,492,855)	(1,563,746)
Capitalization of software costs	(31)	(214)	(31,351)	0
Purchases of held-to-maturity investments	(6,860,706)	(47,633,880)	(50,207,364)	(55,356,781)
Maturities of held-to-maturity investments	6,646,010	46,143,249	51,961,778	37,449,747
Purchases of available-for-sale investments	(26,262,740)	(182,342,203)	(126,155,824)	(78,033,523)
Sales and maturities of available-for-sale investments	25,035,378	173,820,615	110,652,993	81,931,252
Purchases of other long-term investments	(576,860)	(4,005,136)	(5,940,309)	(1,777,331)
Sales of other long-term investments	43,698	303,398	23,141	22,362
Cash distribution from long-term investments	705	4,892	8,233	180
Micro loan origination and disbursement	(1,140,764)	(7,920,321)	(451,578)	0
Principal payments received on micro loans	512,121	3,555,655	102,894	0
Purchases of trading investments	(1,291,707)	(8,968,318)	0	0
Maturities of trading investments	188,847	1,311,163	0	0
Net cash used in investing activities	(5,172,225)	(35,910,759)	(31,621,128)	(22,467,774)
Cash flows from financing activities:
Restricted cash (served) released as collateral for borrowings	0	0	102,400	(102,400)
Proceeds from issuance of subsidiaries' shares	95,171	660,773	3,527,945	1,846,819
Payments to acquire subsidiaries' shares from noncontrolling interests	0	0	0	(622,961)
Proceeds from short-term loans	468,453	3,252,472	100,000	92,432
Repayments of short-term loans	(279,511)	(1,940,642)	(84,850)	0
Proceeds from long-term loans	955,384	6,633,228	2,161,701	1,807,646
Repayments of long-term loans	(150,039)	(1,041,720)	(2,173,010)	(347,659)
Net proceeds from sale of financial products	1,501,587	10,425,507	0	0
Payments on financial products	(528,095)	(3,666,561)	0	0
Payment of dividends by a subsidiary to noncontrolling interests	0	0	0	(337,964)
Proceeds from issuance of notes payable	0	0	10,354,491	6,156,016
Payments of capital lease obligation	(7,563)	(52,508)	(58,837)	(72,817)
Repurchase of ordinary shares	0	0	(6,376,964)	0
Proceeds from exercise of share options	25,368	176,131	225,156	192,848
Net cash generated from financing activities	2,080,755	14,446,680	7,778,032	8,611,960
Effect of exchange rate changes on cash and cash equivalents	20,785	144,313	179,181	79,567
Net increase (decrease) in cash and cash equivalents	135,176	938,531	(3,892,793)	4,160,928
Cash and cash equivalents at beginning of the year	1,434,529	9,959,932	13,852,725	9,691,797
Cash and cash equivalents at end of the year	1,569,705	10,898,463	9,959,932	13,852,725
Supplemental disclosures:
Interests paid	159,968	1,110,657	867,039	592,759
Income taxes paid	345,976	2,402,114	2,763,119	2,798,040
Non-cash investing and financing activities:
Capital lease obligation	972	6,750	6,081	94,336
Acquisition of fixed assets included in accounts payable and accrued liabilities	130,059	903,000	1,028,171	1,131,870
Acquisition of other non-current assets included in accounts payable and accrued liabilities	5,294	36,753	44,215	39,437
Non-cash acquisitions of investments	$ 426,822	¥ 2,963,425	¥ 24,431,441	¥ 75,229